Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Additional Disclosures [Abstract]
Accounts receivable	$ 36,078	$ 14,896
Less: allowance for doubtful accounts	0	0
Accounts receivable, net	$ 36,078	$ 14,896